Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
October 31, 2023
SCPK6-NPRT1-1223
1.9884008.106
Common Stocks - 92.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	476,113	7,251,201
Media - 0.2%
TechTarget, Inc. (a)	130,432	3,284,278
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	221,433	2,325,047
TOTAL COMMUNICATION SERVICES		12,860,526
CONSUMER DISCRETIONARY - 11.6%
Automobile Components - 0.6%
Autoliv, Inc.	93,552	8,574,041
Gentherm, Inc. (a)	37,156	1,494,414
		10,068,455
Broadline Retail - 0.3%
Savers Value Village, Inc. (b)	320,062	4,791,328
Diversified Consumer Services - 2.1%
Duolingo, Inc. (a)	72,198	10,544,518
Grand Canyon Education, Inc. (a)	50,641	5,992,350
H&R Block, Inc.	122,048	5,010,070
OneSpaWorld Holdings Ltd. (a)	371,689	3,895,301
Rover Group, Inc. Class A (a)	1,370,152	8,837,480
		34,279,719
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc. (a)	265,136	8,993,413
Dutch Bros, Inc. (a)(b)	200,065	4,869,582
GEN Restaurant Group, Inc. (b)	110,485	952,381
Kura Sushi U.S.A., Inc. Class A (a)(b)	65,851	3,762,726
Lindblad Expeditions Holdings (a)	115,573	718,864
Red Rock Resorts, Inc.	144,727	5,723,953
SeaWorld Entertainment, Inc. (a)	97,439	4,197,672
		29,218,591
Household Durables - 2.2%
Helen of Troy Ltd. (a)	56,524	5,557,440
KB Home	176,419	7,797,720
LGI Homes, Inc. (a)	77,007	7,277,932
Lovesac (a)(b)	299,788	4,934,510
SharkNinja Hong Kong Co. Ltd. (b)	256,823	10,724,928
		36,292,530
Leisure Products - 0.4%
Games Workshop Group PLC	20,977	2,517,779
YETI Holdings, Inc. (a)(b)	89,083	3,787,809
		6,305,588
Specialty Retail - 3.2%
Aritzia, Inc. (a)	192,662	2,996,733
BARK, Inc. warrants 8/29/25 (a)	146,166	10,232
Boot Barn Holdings, Inc. (a)	121,380	8,435,910
Fanatics, Inc. Class A (a)(c)(d)	163,048	12,525,347
Floor & Decor Holdings, Inc. Class A (a)(b)	47,141	3,884,418
Murphy U.S.A., Inc.	38,325	13,900,094
Musti Group OYJ	171,017	3,367,537
thredUP, Inc. (a)(b)	827,801	2,665,519
Valvoline, Inc.	141,597	4,201,183
		51,986,973
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	78,017	6,968,478
Kontoor Brands, Inc.	215,384	10,004,587
		16,973,065
TOTAL CONSUMER DISCRETIONARY		189,916,249
CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	27,491	9,180,619
The Vita Coco Co., Inc. (a)	427,853	11,594,816
		20,775,435
Consumer Staples Distribution & Retail - 2.5%
Casey's General Stores, Inc.	8,364	2,274,255
Performance Food Group Co. (a)	242,587	14,011,825
Sprouts Farmers Market LLC (a)	347,813	14,615,102
U.S. Foods Holding Corp. (a)	272,357	10,605,582
		41,506,764
Food Products - 0.3%
Nomad Foods Ltd. (a)	320,922	4,435,142
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	248,130	10,850,725
elf Beauty, Inc. (a)	40,500	3,751,515
		14,602,240
TOTAL CONSUMER STAPLES		81,319,581
ENERGY - 6.2%
Energy Equipment & Services - 4.2%
Cactus, Inc.	189,736	8,906,208
Championx Corp.	156,508	4,820,446
Expro Group Holdings NV (a)	348,772	5,493,159
Liberty Oilfield Services, Inc. Class A	598,376	11,788,007
Patterson-UTI Energy, Inc.	472,308	5,998,312
TechnipFMC PLC	794,607	17,099,943
Weatherford International PLC (a)	157,566	14,667,819
		68,773,894
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	248,899	7,327,587
Northern Oil & Gas, Inc.	426,813	16,364,010
Range Resources Corp.	253,192	9,074,401
		32,765,998
TOTAL ENERGY		101,539,892
FINANCIALS - 4.1%
Banks - 0.5%
First Interstate Bancsystem, Inc.	97,456	2,248,310
Pinnacle Financial Partners, Inc.	71,895	4,483,372
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,542,647
		8,274,329
Capital Markets - 1.3%
Houlihan Lokey	46,075	4,631,459
Lazard Ltd. Class A	143,319	3,979,969
Perella Weinberg Partners (a)(c)	457,262	4,485,740
StepStone Group, Inc. Class A	258,980	7,329,134
		20,426,302
Financial Services - 1.7%
Flywire Corp. (a)	168,362	4,527,254
Remitly Global, Inc. (a)	620,756	16,716,959
Walker & Dunlop, Inc.	89,091	5,773,097
		27,017,310
Insurance - 0.6%
BRP Group, Inc. (a)	409,225	8,565,079
Selective Insurance Group, Inc.	17,842	1,857,531
		10,422,610
TOTAL FINANCIALS		66,140,551
HEALTH CARE - 21.7%
Biotechnology - 7.0%
Absci Corp. (a)(b)	319,351	415,156
Acelyrin, Inc.	61,114	622,446
Alkermes PLC (a)	111,509	2,697,403
Allogene Therapeutics, Inc. (a)	513,317	1,447,554
ALX Oncology Holdings, Inc. (a)	475,796	3,425,731
Arcellx, Inc. (a)	135,037	4,760,054
Arrowhead Pharmaceuticals, Inc. (a)	83,467	2,052,454
Ascendis Pharma A/S sponsored ADR (a)	60,534	5,406,292
Celldex Therapeutics, Inc. (a)	122,927	2,891,243
Cogent Biosciences, Inc. (a)	288,610	2,355,058
Crinetics Pharmaceuticals, Inc. (a)	99,346	2,909,844
Cytokinetics, Inc. (a)	279,155	9,731,343
Fusion Pharmaceuticals, Inc. (a)	616,219	2,840,770
Immunocore Holdings PLC ADR (a)	46,039	2,044,132
ImmunoGen, Inc. (a)	105,353	1,565,546
Insmed, Inc. (a)	95,627	2,396,413
Janux Therapeutics, Inc. (a)(b)	234,781	1,507,294
Karuna Therapeutics, Inc. (a)	7,298	1,215,920
Keros Therapeutics, Inc. (a)	104,413	2,979,947
Krystal Biotech, Inc. (a)	19,929	2,329,102
Madrigal Pharmaceuticals, Inc. (a)(b)	27,194	3,572,748
Mineralys Therapeutics, Inc. (b)	58,876	455,111
Monte Rosa Therapeutics, Inc. (a)	226,776	771,038
Moonlake Immunotherapeutics (a)(b)	51,913	2,689,613
Morphic Holding, Inc. (a)	128,319	2,559,964
Nuvalent, Inc. Class A (a)	196,230	10,221,621
ORIC Pharmaceuticals, Inc. (a)	239,063	1,601,722
PepGen, Inc. (a)	65,760	336,691
Prelude Therapeutics, Inc. (a)	215,872	364,824
PTC Therapeutics, Inc. (a)	125,799	2,358,731
Tango Therapeutics, Inc. (a)	462,772	3,887,285
Tenaya Therapeutics, Inc. (a)	291,966	531,378
Tyra Biosciences, Inc. (a)	236,823	2,747,147
Vaxcyte, Inc. (a)	188,733	9,078,057
Vera Therapeutics, Inc. (a)	20,656	215,236
Vericel Corp. (a)	149,614	5,263,421
Verve Therapeutics, Inc. (a)(b)	123,221	1,483,581
Viking Therapeutics, Inc. (a)(b)	215,065	2,109,788
Xenon Pharmaceuticals, Inc. (a)	118,827	3,683,637
Zentalis Pharmaceuticals, Inc. (a)	261,186	4,273,003
		113,798,298
Health Care Equipment & Supplies - 5.0%
Axonics Modulation Technologies, Inc. (a)	153,608	7,866,266
Glaukos Corp. (a)	115,369	7,868,166
Haemonetics Corp. (a)	156,614	13,348,211
ICU Medical, Inc. (a)(b)	59,657	5,849,965
Inspire Medical Systems, Inc. (a)	30,217	4,446,734
Insulet Corp. (a)	16,800	2,227,176
Integer Holdings Corp. (a)	69,870	5,671,348
Lantheus Holdings, Inc. (a)	148,190	9,573,074
Masimo Corp. (a)	32,413	2,629,667
Merit Medical Systems, Inc. (a)	33,142	2,278,181
NeuroPace, Inc. (a)(b)	172,742	1,166,009
Nyxoah SA (a)(b)	28,471	160,007
Penumbra, Inc. (a)	18,371	3,511,617
PROCEPT BioRobotics Corp. (a)(b)	182,118	4,878,941
Pulmonx Corp. (a)	264,224	2,322,529
TransMedics Group, Inc. (a)	222,792	8,350,244
		82,148,135
Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (a)	154,058	11,324,804
agilon health, Inc. (a)	664,393	11,959,074
HealthEquity, Inc. (a)	218,900	15,690,752
Molina Healthcare, Inc. (a)	36,330	12,096,074
Option Care Health, Inc. (a)	166,438	4,615,326
Privia Health Group, Inc. (a)	283,714	5,963,668
R1 RCM, Inc. (a)(b)	294,541	3,472,638
Surgery Partners, Inc. (a)	319,906	7,399,426
The Ensign Group, Inc.	57,667	5,570,632
		78,092,394
Health Care Technology - 0.8%
Evolent Health, Inc. (a)	240,501	5,875,439
Phreesia, Inc. (a)	412,189	5,630,502
Schrodinger, Inc. (a)(b)	120,044	2,604,955
		14,110,896
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	89,206	3,147,188
Medpace Holdings, Inc. (a)	51,857	12,584,138
Olink Holding AB ADR (a)(b)	188,489	4,697,146
Pacific Biosciences of California, Inc. (a)	204,508	1,263,859
Veterinary Emergency Group LLC Class A (a)(c)(d)(e)	68,413	3,897,489
		25,589,820
Pharmaceuticals - 2.5%
Arvinas Holding Co. LLC (a)	49,910	804,549
CymaBay Therapeutics, Inc. (a)	279,264	4,574,344
Edgewise Therapeutics, Inc. (a)	470,739	3,012,730
Enliven Therapeutics, Inc. (a)(b)	215,479	2,669,785
Ikena Oncology, Inc. (a)	366,127	1,475,492
Intra-Cellular Therapies, Inc. (a)	193,474	9,627,266
Pharvaris BV (a)	247,130	4,203,681
Structure Therapeutics, Inc. ADR	70,743	5,256,205
Terns Pharmaceuticals, Inc. (a)	693,613	3,648,404
Ventyx Biosciences, Inc. (a)	181,200	2,612,904
Verona Pharma PLC ADR (a)	235,572	3,286,229
		41,171,589
TOTAL HEALTH CARE		354,911,132
INDUSTRIALS - 20.9%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	85,278	6,334,450
V2X, Inc. (a)	253,502	12,946,347
		19,280,797
Building Products - 1.7%
Simpson Manufacturing Co. Ltd.	62,973	8,386,744
Tecnoglass, Inc.	200,777	6,561,392
The AZEK Co., Inc. (a)	261,421	6,849,230
UFP Industries, Inc.	68,291	6,499,254
		28,296,620
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	206,260	2,749,446
Construction & Engineering - 1.1%
EMCOR Group, Inc.	43,459	8,980,802
Sterling Construction Co., Inc. (a)	65,674	4,784,351
Willscot Mobile Mini Holdings (a)	128,255	5,054,530
		18,819,683
Electrical Equipment - 3.7%
Acuity Brands, Inc.	34,774	5,632,345
Array Technologies, Inc. (a)	342,911	5,942,648
Atkore, Inc. (a)	74,913	9,310,188
Generac Holdings, Inc. (a)	54,607	4,590,810
nVent Electric PLC	176,110	8,476,174
Prysmian SpA	58,449	2,182,506
Regal Rexnord Corp.	91,280	10,808,465
Vertiv Holdings Co.	327,536	12,862,339
		59,805,475
Ground Transportation - 0.7%
Saia, Inc. (a)	13,948	5,000,219
XPO, Inc. (a)	80,277	6,085,799
		11,086,018
Machinery - 3.8%
Chart Industries, Inc. (a)	55,216	6,417,756
Crane Co.	93,335	9,084,296
ESAB Corp.	85,461	5,409,681
Federal Signal Corp.	196,657	11,413,972
ITT, Inc.	103,860	9,695,331
Mueller Industries, Inc.	232,256	8,758,374
Terex Corp.	121,097	5,546,243
Timken Co.	87,950	6,079,104
		62,404,757
Marine Transportation - 0.4%
Kirby Corp. (a)	78,245	5,844,902
Professional Services - 5.3%
CACI International, Inc. Class A (a)	53,443	17,356,149
CBIZ, Inc. (a)	103,818	5,394,383
ExlService Holdings, Inc. (a)	393,305	10,269,194
FTI Consulting, Inc. (a)	53,074	11,265,487
ICF International, Inc.	65,588	8,311,967
Insperity, Inc.	43,133	4,565,197
KBR, Inc.	240,692	13,996,240
Maximus, Inc.	155,403	11,611,712
WNS Holdings Ltd. sponsored ADR (a)	84,669	4,599,220
		87,369,549
Trading Companies & Distributors - 2.8%
Alligo AB (B Shares)	316,432	2,483,276
Applied Industrial Technologies, Inc.	156,199	23,978,108
FTAI Aviation Ltd.	426,821	16,052,738
Xometry, Inc. (a)(b)	198,383	2,886,473
		45,400,595
TOTAL INDUSTRIALS		341,057,842
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.6%
Extreme Networks, Inc. (a)	284,980	5,876,288
Lumentum Holdings, Inc. (a)	86,467	3,390,371
		9,266,659
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries, Inc.	132,707	11,580,013
Badger Meter, Inc.	24,683	3,419,830
Crane Nxt Co.	132,141	6,871,332
Fabrinet (a)	99,390	15,405,450
Insight Enterprises, Inc. (a)	106,846	15,311,032
TD SYNNEX Corp.	50,118	4,594,818
Vontier Corp.	403,126	11,916,405
		69,098,880
IT Services - 1.2%
Fastly, Inc. Class A (a)	308,329	4,523,186
Softcat PLC	294,320	4,525,300
Wix.com Ltd. (a)	132,690	10,601,931
		19,650,417
Semiconductors & Semiconductor Equipment - 3.3%
Allegro MicroSystems LLC (a)	156,381	4,059,651
Cirrus Logic, Inc. (a)	106,054	7,098,194
Impinj, Inc. (a)	12,994	839,542
Lattice Semiconductor Corp. (a)	129,317	7,191,318
MACOM Technology Solutions Holdings, Inc. (a)	208,661	14,718,947
Nova Ltd. (a)	96,821	9,195,090
Onto Innovation, Inc. (a)	54,730	6,150,010
Rambus, Inc. (a)	74,777	4,062,634
		53,315,386
Software - 8.3%
Alarm.com Holdings, Inc. (a)	93,752	4,793,540
Algolia, Inc. (a)(c)(d)	43,269	526,584
Alkami Technology, Inc. (a)	313,602	5,629,156
CommVault Systems, Inc. (a)	26,994	1,764,058
Confluent, Inc. (a)(b)	267,734	7,740,190
Convoy, Inc. warrants (a)(c)(d)	12,642	0
CyberArk Software Ltd. (a)	47,828	7,826,574
DoubleVerify Holdings, Inc. (a)	175,423	4,882,022
Dynatrace, Inc. (a)	344,951	15,422,759
Elastic NV (a)	86,188	6,467,548
Intapp, Inc. (a)	305,756	10,456,855
JFrog Ltd. (a)	430,433	9,680,438
Lightspeed Commerce, Inc. (a)	264,351	3,293,813
MicroStrategy, Inc. Class A (a)(b)	28,688	12,146,212
Procore Technologies, Inc. (a)	52,400	3,201,116
PROS Holdings, Inc. (a)	192,049	5,982,326
Sprout Social, Inc. (a)(b)	273,126	11,820,893
SPS Commerce, Inc. (a)	26,539	4,255,263
TECSYS, Inc.	241,162	4,608,468
Tenable Holdings, Inc. (a)	363,547	15,308,964
		135,806,779
Technology Hardware, Storage & Peripherals - 0.8%
IonQ, Inc. (a)(b)	96,839	933,528
Super Micro Computer, Inc. (a)	49,790	11,923,211
		12,856,739
TOTAL INFORMATION TECHNOLOGY		299,994,860
MATERIALS - 3.3%
Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)	170,016	4,459,520
Cabot Corp.	60,966	4,053,020
Element Solutions, Inc.	305,956	5,577,578
Orion SA	375,599	7,624,660
The Chemours Co. LLC	320,727	7,732,728
		29,447,506
Construction Materials - 0.8%
Eagle Materials, Inc.	86,191	13,265,657
Containers & Packaging - 0.7%
O-I Glass, Inc. (a)	507,830	7,845,974
Silgan Holdings, Inc.	81,340	3,258,480
		11,104,454
TOTAL MATERIALS		53,817,617
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ryman Hospitality Properties, Inc.	131,349	11,243,474
TOTAL COMMON STOCKS (Cost $1,490,778,175)		1,512,801,724

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	46,800	1,457,820
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (a)(c)(d)	199,331	490,354
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	605,183
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	402,743	596,060
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	1,134,454
Series B1 (a)(c)(d)	233,603	686,793
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	628,939
Treeline Biosciences Series A (a)(c)(d)	21,246	148,934
		4,290,717
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(c)(d)	682,407	566,398
Series C (c)(d)	604,103	380,585
		946,983
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	298,111
TOTAL HEALTH CARE		5,535,811
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	5,908,101
Series B, 6.00% (a)(c)(d)	11,821	1,216,263
		7,124,364
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Astranis Space Technologies Corp.:
Series C (a)(c)(d)	125,912	2,455,284
Series C Prime (c)(d)	26,805	522,698
		2,977,982
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	1,302,818
Series F (a)(c)(d)	28,989	197,705
		1,500,523
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	9,900	120,483
Convoy, Inc. Series D (a)(c)(d)	192,936	2
Mountain Digital, Inc. Series D (a)(c)(d)	140,383	1,892,363
Skyryse, Inc. Series B (a)(c)(d)	12,000	276,360
		2,289,208
TOTAL INFORMATION TECHNOLOGY		6,767,713
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,175,985)		20,885,708

Investment Companies - 3.4%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $57,143,585)	273,000	56,508,265

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $84,195)	84,195	0

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	38,559,881	38,567,593
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	81,837,926	81,846,109
TOTAL MONEY MARKET FUNDS (Cost $120,413,702)		120,413,702

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $1,697,595,642)	1,710,609,399
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(78,406,328)
NET ASSETS - 100.0%	1,632,203,071

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,863,515 or 2.7% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	1,265,404

Algolia, Inc. Series D	7/23/21	289,526

Astranis Space Technologies Corp. Series C	3/19/21	2,760,108

Astranis Space Technologies Corp. Series C Prime	4/05/23	587,591

Beta Technologies, Inc. Series A	4/09/21	4,597,839

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573

Boundless Bio, Inc. Series B	4/23/21	921,249

Boundless Bio, Inc. Series C	4/05/23	422,872

Bright Peak Therapeutics AG Series B	5/14/21	778,587

Caris Life Sciences, Inc. Series D	5/11/21	1,169,924

Convoy, Inc. Series D	10/30/19	2,612,353

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	84,195

Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics, Inc. Series C	2/15/22	820,222

Mountain Digital, Inc. Series D	11/05/21	3,223,938

Perella Weinberg Partners	12/29/20	4,572,620

Reddit, Inc. Series F	8/11/21	2,891,978

Skyryse, Inc. Series B	10/21/21	296,160

Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group LLC Class A	9/16/21 - 10/31/23	3,615,881

Wugen, Inc. Series B	7/09/21	465,154

Yanka Industries, Inc. Series E	5/15/20	2,307,478

Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	7,708,078	184,263,962	153,404,447	453,202	-	-	38,567,593	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	99,066,859	130,680,139	147,900,889	155,977	-	-	81,846,109	0.3%
Total	106,774,937	314,944,101	301,305,336	609,179	-	-	120,413,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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